Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY TARGET MATURITIES TRUST
Entity Central Index Key	0000757928
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000016392 [Member]
Shareholder Report [Line Items]
Fund Name	Zero Coupon 2025 Fund
Class Name	Investor Class
Trading Symbol	BTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zero Coupon 2025 Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Zero Coupon 2025 Fund Investor Class returned 6.10% for the reporting period ended September 30, 2024.
The fund seeks the highest return consistent with investments in U.S. Treasury securities, primarily zero-coupon securities. The commentary below refers to the fund’s performance compared to a coupon-based Treasury STRIPS issue maturing on November 15, 2025.
•	Treasury yields across the yield curve declined notably for the 12-month period, which broadly supported the Treasury sector, including zero-coupon securities.
•	We continued to look for what we believed were attractive relative values among Treasury STRIPS, Treasury-equivalent zero-coupon securities and, to a lesser degree, government agency zeros. We attempted to take advantage of spread movements between Treasury STRIPS and non-Treasury zero-coupon securities.
•	Spreads tightened during the period, and our allocations to Treasury-equivalent zeros (primarily Resolution Funding Corporation, or REFCORP, STRIPS) and government agency zeros contributed to relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2014 through September 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.10%	0.81%	2.31%
Regulatory Index
Bloomberg U.S. Aggregate Bond	11.57%	0.33%	1.84%
Performance Index
11/15/2025 STRIPS Issue	6.47%	1.18%	2.73%
Bloomberg U.S. 1-5 Year Treasury	7.51%	1.24%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 133,807,617
Holdings Count | holding	13
Advisory Fees Paid, Amount	$ 838,481
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Zero-Coupon U.S. Treasury Securities and Equivalents	95.7%
Zero-Coupon U.S. Government Agency Securities	4.3%
Short-Term Investments	0.5%
Other Assets and Liabilities	(0.5)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016393 [Member]
Shareholder Report [Line Items]
Fund Name	Zero Coupon 2025 Fund
Class Name	Advisor Class
Trading Symbol	ACTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zero Coupon 2025 Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Zero Coupon 2025 Fund Advisor Class returned 5.85% for the reporting period ended September 30, 2024.
The fund seeks the highest return consistent with investments in U.S. Treasury securities, primarily zero-coupon securities. The commentary below refers to the fund’s performance compared to a coupon-based Treasury STRIPS issue maturing on November 15, 2025.
•	Treasury yields across the yield curve declined notably for the 12-month period, which broadly supported the Treasury sector, including zero-coupon securities.
•	We continued to look for what we believed were attractive relative values among Treasury STRIPS, Treasury-equivalent zero-coupon securities and, to a lesser degree, government agency zeros. We attempted to take advantage of spread movements between Treasury STRIPS and non-Treasury zero-coupon securities.
•	Spreads tightened during the period, and our allocations to Treasury-equivalent zeros (primarily Resolution Funding Corporation, or REFCORP, STRIPS) and government agency zeros contributed to relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2014 through September 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Advisor Class	5.85%	0.56%	2.06%
Regulatory Index
Bloomberg U.S. Aggregate Bond	11.57%	0.33%	1.84%
Performance Index
11/15/2025 STRIPS Issue	6.47%	1.18%	2.73%
Bloomberg U.S. 1-5 Year Treasury	7.51%	1.24%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 133,807,617
Holdings Count | holding	13
Advisory Fees Paid, Amount	$ 838,481
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Zero-Coupon U.S. Treasury Securities and Equivalents	95.7%
Zero-Coupon U.S. Government Agency Securities	4.3%
Short-Term Investments	0.5%
Other Assets and Liabilities	(0.5)%